Note 13 - Stock-Based Compensation (Detail) - Stock Option Plans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding, beginning	535,130	510,612	474,416
Outstanding, beginning (in Dollars per share)	$ 13.85	$ 14.04	$ 14.44
Outstanding, ending	608,852	535,130	510,612
Outstanding, ending (in Dollars per share)	$ 13.27	$ 13.85	$ 14.04
Exercisable, ending	391,378	355,398	321,336
Weighted average fair value per option of options granted during the period (in Dollars per share)	$ 2.79	$ 2.74	$ 2.89
Granted	102,722	73,250	67,760
Granted (in Dollars per share)	$ 9.30	$ 8.23	$ 9.00
Exercised	(17,876)	(36,459)	(5,754)
Exercised (in Dollars per share)	$ 9.68	$ 8.30	$ 10.24
Forfeited	(11,124)	(12,273)	(25,810)
Forfeited (in Dollars per share)	$ 10.57	$ 8.28	$ 9.68